INVESTMENT IN AFFILIATED COMPANY	9 Months Ended
Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 6:-  INVESTMENT IN AFFILIATED COMPANY

As of December 31, 2012, the Company owned 25.61% of Mailvision's outstanding share capital. The Company held an investment in equity of $ 1,655, convertible and non-convertible loans of $ 398, and accumulated net loss of $ 969. In April 2013, the Company entered into an asset purchase agreement with Mailvision, pursuant  to which in May 2013, the Company acquired certain assets and assumed certain liabilities of Mailvision (See also Note 3). As of September 30, 2013, the Company owns 29.6% of the outstanding share capital of Mailvision.

Balances and transactions with MailVision were as follows:

a.     Balances:

	September 30,	December 31,
	2013	2012
	Unaudited	Audited

Other payables and accrued expenses	$-	$492

b.     Transactions:

	Period ended	Period ended
	September 30,	September 30,
	2013	2012

Amounts charged - cost of revenues	$432	$1,166